Related parties	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related parties

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Short-term employee benefits	1.8	2.2	3.9
Share-based payment expense	3.5	2.4	3.5
Non-Executive Director fees	0.3	0.3	0.3
Total Directors' and executive officers' compensation	5.6	4.9	7.7